Income Taxes - Additional information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Income Tax Rate Reconciliation [Line Items]
Income tax expense from continuing operations				$ 16,000	$ 15,000	$ 59,000
Tax rate				24.00%	25.00%	27.00%
Valuation allowances				$ 15,685,000	$ 12,366,000
Deferred tax assets				0	0
Entrance tax				$ 624,000	685,000				$ 3,000,000
Entrance tax, annual decline in gain				20.00%
Entrance tax payable				$ 700,000	$ 900,000	$ 1,100,000	$ 1,800,000	$ 2,700,000
Income tax rate, deferred tax liabilities				24.00%	25.00%
Estimated income tax payable				$ 200,000	$ 200,000
Entrance tax paid, current		$ 200,000
Entrance tax payable, non current				500,000	700,000
Entrance tax payable related to acquisition				0.1
Unrecognized tax benefits				0	0
Interest or penalties on tax return				$ 0	0
Period for income tax returns				10 years
Ownership interest in partnership				100.00%
Minimum [Member]
Income Tax Rate Reconciliation [Line Items]
Ownership interest in partnership				25.00%
UK [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax expense from continuing operations				$ (12,000)	$ (14,000)	$ (11,000)
Tax rate				20.00%	20.00%	20.00%
Income tax expense				$ (12,000)	$ (14,000)
Scenario, Forecast [Member]
Income Tax Rate Reconciliation [Line Items]
Tax rate			23.00%
Income tax rate, deferred tax liabilities			23.00%
Entrance tax paid, current	$ 200,000